Taxation	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Taxation
6.	TAXATION
Enterprise income tax
Cayman Islands
The Company is incorporated in the Cayman Islands and conducts substantially all of its business through its PRC subsidiaries and VIEs. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no Cayman Islands withholding tax will be imposed.
British Virgin Islands
Cheerbright is incorporated in the British Virgin Islands and conducts substantially all of its businesses through its PRC subsidiary and VIEs. Under the current laws of the British Virgin Islands, Cheerbright is not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.
Hong Kong
Autohome HK
wa
s
 incorporated in Hong Kong on March 16, 2012. In October 2013, Autohome HK acquired Autohome Media, a Hong Kong advertising and marketing company. Also in 2015, three new entities were
established in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. For the years ended December 31, 2017, 2018 and 2019, except for the tax payment made by Autohome Financing Hong Kong Limited in relation to its disposal of Shanghai Youcheyoujia Financing Co., Ltd. as its 25% shareholder, the Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong during this period. Under the Hong Kong tax law, subsidiaries in Hong Kong are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.
The PRC
Autohome WFOE, Chezhiying WFOE, Beijing Autohome Technologies Co., Ltd., or Beijing Autohome Technologies, Beijing Prbrownies and Beijing Kemoshijie Technology Co., Ltd. are recognized as “High-New Technology Enterprise” (“HNTE”) and are eligible for a 15% preferential tax rate effective through 2021, 2020, 2020, 2020 and 2020, respectively, upon the completion of their filings with the relevant tax authorities. The qualification as an HNTE is subject to annual evaluation and a three-year review by the relevant authorities in China. Three HNTEs, Autohome WFOE, Beijing Autohome Technologies and Beijing Prbrownies, further enjoy a more preferential enterprise tax rate of 10% as they are accredited as key software enterprises under the relevant PRC laws and regulations as well, which tax rate will continue to apply for so long as each of them maintains their respective key software enterprise status during each relevant tax year. In the meanwhile, Chengdu Prbrownies Software Co., Ltd., or Chengdu Prbrownies, is recognized as a software enterprise and enjoys a 50% reduction in the statutory income tax rate of 25% for the tax years of 2019, 2020 and 2021 provided that it maintains its status as a software enterprise during each relevant tax year.
Pursuant to the Circular on Income Tax Policies for Further Encouraging the Development of Software Industry and Integrated Circuit Industry jointly issued by the State Administration of Taxation and the MOF on April 20, 2012, and the Circular on Issues concerning Preferential Enterprise Income Tax Policies for Software and Integrated Circuit Industries jointly issued by the Ministry Of Finance, the State Administration of Taxation, the National Development and Reform Commission and the Ministry of Industry and Information Technology on May 4, 2016, eligible software enterprises which pass annual review and filing by the relevant tax authorities can enjoy exemption of enterprise income tax for the first and second year as calculated from the profit making year or no later than December 31, 2017 if no profit is made prior to that date, and thereafter enjoy half of the statutory rate of 25% for the third through fifth year thereafter until the expiration of the preferential period. Beijing Prbrownies started to make profit since 2015, and it passed the review and filing as an eligible software enterprise by the relevant tax authorities in 2016 and 2017, which qualified it for the exemption of enterprise income tax for the tax years of 2015 and 2016. As each of Beijing Prbrownies, Autohome WFOE and Beijing Autohome Technologies, has further registered as a key software enterprise in 2018 and 2019, it enjoyed a reduced enterprise income tax of 10% for tax year of 2017 and 2018. Going forward, if any of Autohome WFOE, Beijing Autohome Technologies and Beijing Prbrownies fails to complete the filing and registration with the relevant tax authorities, it will no longer enjoy the preferential tax rate, and the applicable enterprise income tax rate may increase to up to 15% as an HNTE if it still maintains the HNTE qualification, or up to 25% if it loses the HNTE qualification. If Chengdu Prbrownies fails to maintain its software enterprise qualification, it will automatically forfeit the respective preferential tax treatment described above.
Except for the above-mentioned entities, our remaining PRC subsidiaries and all the VIEs were subject to enterprise income tax at a rate of 25% for 2017, 2018 and 2019.
The management subsequently assessed and concluded that the aforementioned uncertainty was eliminated in the fourth quarter of 2019 and a reversal of RMB150,714 (US$
21,649
) was recorded in 2019, composed of current income tax expense of RMB151,645 (US$
21,783
) and deferred income tax benefit of RMB931 (US$
134
). A reversal of RMB158,995 and RMB117,470 was also recorded in the fourth quarter of 2017 and 2018, each composed of current income tax expense of RMB163,651 and deferred income tax expense of RMB4,656, current income tax expense of RMB118,996 and deferred income tax expense of RMB1,526.
The basic earnings per share effects related to the preferential tax rate were RMB3.29, RMB3.18 and RMB2.73 (US$
0.39
) for the years ended December 31, 2017, 2018 and 2019, respectively.
The Company’s remaining PRC subsidiaries and all the VIEs were subject to Enterprise Income Tax (“EIT”) at a rate of 25% for the years ended December 31, 2017, 2018 and 2019.
Under the New EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC
tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries

and
jurisdictions.
The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, and other aspects of an enterprise. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New EIT Law. The Company has analyzed the applicability of this law and believes that the chance of being recognized as a tax resident enterprise is remote for PRC tax purposes.
The Company’s subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.
The Group had minimal operations in jurisdictions other than the PRC. Income/(loss) before income tax expense consists of:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
PRC	2,266,075	3,197,471	3,647,316	523,904
Non PRC	(4,534)	43,950	53,690	7,712

	2,261,541	3,241,421	3,701,006	531,616

The income tax expense is comprised of:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Current	254,803	275,779	355,398	51,049
Deferred	12,279	102,111	144,963	20,823

	267,082	377,890	500,361	71,872

The reconciliation of income tax expense for the years ended December 31, 2017, 2018 and 2019 is as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Income before income tax expense	2,261,541	3,241,421	3,701,006	531,616
Income tax expense computed at PRC statutory tax rates (25%)	565,385	810,355	925,253	132,904
Non-deductible expenses	63,223	49,117	27,333	3,925
Research and development expenses super-deduction	(30,806)	(89,796)	(194,000)	(27,866)
Change in valuation allowances	(15,510)	(15,285)	16,420	2,359
Outside basis difference	7,360	8,481	(7,727)	(1,110)
Effect of international tax rate difference	1,133	(10,988)	(14,440)	(2,074)
Effect of preferential tax rate	(383,039)	(373,994)	(323,534)	(46,473)
Effect of withholding tax on dividend	59,336	—	71,056	10,207

Income tax expense	267,082	377,890	500,361	71,872

Deferred tax
The significant components of deferred taxes are as follows:

	December 31,
	2018	2019
	RMB	RMB	US$
Deferred tax assets
Allowance for doubtful accounts	756	7,592	1,090
Accrued staff cost	1,268	1,119	161
Accrued expenses	26,061	11,550	1,660
Revenue recognition	5,941	11,051	1,588
Tax losses	96,025	52,411	7,528
VAT refund	—	351	50
Less: Valuation allowances	(39,872)	(56,292)	(8,086)

Total deferred tax assets	90,179	27,782	3,991

Deferred tax liabilities
Intangible assets and internally-developed software	10,540	15,691	2,253
Outside basis difference and others	445,381	451,740	64,889
Withholding income tax	—	71,056	10,207

Total deferred tax liabilities	455,921	538,487	77,349

In assessing the realizability of deferred tax assets, the Group has considered whether
it is
more-likely-than-not
that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not
of being realizable based on the weight of all available evidence. The Company recorded valuation allowances against the deferred tax assets of eleven and eight PRC subsidiaries and VIEs as of December 31, 2018 and 2019, respectively, due to the cumulative tax loss positions and insufficient forecasted future taxable income.
As of December 31, 2019, the Group had net operating losses of approximately RMB
209,642
(US$
30,113
), which can be carried forward to offset taxable income. The net operating loss will start to expire in 2020 if not utilized.
Deferred tax liabilities arising from undistributed earnings
The Enterprise Income Tax Law also imposes a withholding income tax of
10
% on dividends distributed by a Foreign Invested Enterprises (“FIEs”) to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China.
On November 6, 2017, the board of directors of the Company declared a special cash dividend of approximately RMB
5.08
per ordinary share. In 2017, the Company accrued RMB
59,336
of deferred income tax expenses associated with the cash dividend payment.
On November 4, 2019, the Company’s board of directors approved an annual cash dividend policy. Under the policy, starting from 2020, the Company will declare and distribute a recurring cash dividend at an amount equivalent to approximately
20
%
of the Company’s net income in the previous fiscal year. In 2019, the Company accrued RMB71,056 (US$10,207) of deferred income tax expenses associated with the expected cash dividend payment.
As of December 31, 2018 and 2019, the total amount of undistributed earnings from the Company’s PRC subsidiaries and VIEs that are considered to be permanently reinvested was RMB
8,274,556
and RMB
11,061,788
(US$
1,588,926
), respectively. As of December 31, 2018 and 2019, determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical.
Unrecognized tax benefits
As of December 31, 2018 and 2019, the Company recorded an unrecognized tax benefit of RMB
24,068
and RMB
22,467
(US$
3,228
), respectively, of which nil and nil, respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. This represents the difference between the amount of benefit recognized in the statement of financial position and the amount taken or expected to be taken in a tax return. It is possible that the amount of uncertain tax position will change in the next twelve months, however, an estimate of the range of the possible outcomes cannot be made at this time. As of December 31, 2018 and 2019, unrecognized tax benefits of RMB
11,659
and RMB
8,436
(US$
1,212
), respectively, if ultimately recognized, will impact the effective tax rate.
A roll-forward of unrecognized tax benefits is as follows:

	December 31,
	2018	2019
	RMB	RMB	US$
Beginning balance	19,047	11,659	1,675
Additions based on tax positions related to current year	—	—	—
Decreases based on tax positions related to prior years	(7,388)	(3,223)	(463)

Ending balance	11,659	8,436	1,212

During the years ended December 31, 2017, 2018 and 2019, the Company recorded late payment interest expense of nil, nil and nil, and penalties of nil
,
nil
and
nil
, respectively, as part of income tax expense. As of December 31, 2018 and 2019, the Company recorded RMB
12,409
and RMB
14,031
(US$
2,016
) for late payment interest expense, and
nil
and
nil
for penalties.
The tax years ended December 31, 2015 through 2019 for the Company’s PRC subsidiaries and VIEs remain subject to examination by the PRC tax authorities.